EQUITY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008	Dec. 31, 2007
Outstanding- Number of options	1,157,385
Granted - Number of options	85,000		100,000	825,000
Exercised - Number of options	(528,627)
Forfeited - Number of options	(10,648)
Outstanding- Number of options	703,110	1,157,385
Exercisable - Number of options	461,610
Vested and expected to vest - Number of options	703,110
Outstanding - Weighted average exercise price	$ 2.74
Granted - Weighted average exercise price	$ 6.00
Exercised - Weighted average exercise price	$ 2.73
Forfeited - Weighted average exercise price	$ 1.51
Outstanding - Weighted average exercise price	$ 3.16	$ 2.74
Exercisable - Weighted average exercise price	$ 2.36
Vested and expected to vest - Weighted average exercise price	$ 3.16
Outstanding - Weighted average remaining contractual term (in years)	6 years 8 months 5 days	5 years 10 months 13 days
Exercisable - Weighted average remaining contractual term (in years)	5 years 9 months 11 days
Vested and expected to vest - Weighted average remaining contractual term (in years)	6 years 8 months 5 days
Outstanding - Aggregate intrinsic value	$ 2,298
Outstanding - Aggregate intrinsic value	2,822	2,298
Exercisable - Aggregate intrinsic value	2,219
Vested and expected to vest - Aggregate intrinsic value	$ 2,822